Related Party Transactions and Balances (Details Narrative) - CAD ($)			12 Months Ended
	Sep. 02, 2016	Feb. 29, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Feb. 26, 2016	Nov. 18, 2015	Aug. 31, 2015
IfrsStatementLineItems [Line Items]
Trade and other payables			$ 703,306	$ 529,823
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Directors fees			40,400	10,200
Torinit Technologies Inc [Member]
IfrsStatementLineItems [Line Items]
Description of compensation	the Company agreed to compensate Torinit the sum of $8,000 per month based on 320 hours per month for a 12 month period.
Trade and other payables			23,961	23,961
Former President [Member]
IfrsStatementLineItems [Line Items]
Promissory note payable				$ 0	$ 0
Interest payable on promissory note					$ 496			$ 838
Issue of promissory note						$ 10,000
Accumulated interest due						$ 113,844
Interest rate						10.00%
Number of stock issued							114,009
Number of convertible instrument, Value		$ 38,239
Number of convertible instrument, Units		12,746
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Advance receivable			$ 49,415